RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Jan. 02, 2021
Related party cost		$ 25,583	$ 16,250	$ 93,422	$ 335,334
Accounts payable						$ 20,986
Contractors [Member]
Related party cost	$ 7,480